Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Total cost	¥ 717,512	¥ 833,616
Less: accumulated depreciation	(503,836)	(567,496)
Property and equipment, net	213,676	266,120		$ 29,273
Impairment losses	¥ 48,497	¥ 55,403	¥ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Depreciation expenses	¥ 64,021	¥ 83,731	¥ 87,473
Leasehold improvements
Property and equipment, net
Total cost	365,328	412,409
Equipment, fixture and furniture, and other fixed assets
Property and equipment, net
Total cost	¥ 352,184	¥ 421,207